Stradley Ronon Stevens & Young, LLP v. Highland Funds
I, Highland Funds II, Highland Floating Rate
Opportunities Fund, Highland Global Allocation Fund,
NexPoint Strategic Opportunities Fund, NexPoint
Capital, Inc., NexPoint Real Estate Strategies Fund,
NexPoint Discount Strategies Fund, NexPoint Strategic
Income Fund, NexPoint Energy Opportunities Fund,
NexPoint Healthcare Opportunities Fund, NexPoint
Latin American Opportunities Fund, NexPoint Event-
Driven Fund, Dr. Bob Froehlich, John W. Honis, Timothy
K. Hui, Ethan K. Powell, Bryan A. Ward, Court of
Common Pleas Philadelphia County; Case ID:
181101406

Claim for breach of contract, promissory estoppel, and unjust enrichment for failure to pay for legal services.
Settled. The effective date of the Settlement Agreement is March 2, 2020.